Consolidated Statements of Financial Position (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Statement of financial position [abstract]
Assets pledged that secured parties are permitted to sell or repledge amount current	¥ 94,147	¥ 98,119	¥ 54,745
Assets pledged that secured parties are permitted to sell or repledge amount noncurrent	¥ 2,700,603	¥ 1,853,736	¥ 1,059,901